Debt - Summary of Notes Issued Under the EMTN Program (Detail) - Level 1 - EMTN Program [Member] $ in Millions	Mar. 31, 2026 USD ($)
Schedule Of Note Issued Under EMTN Program [Line Items]
Principal Amount	$ 331.1
Unamortized Debt Issuance Costs	(2.4)
Net Carrying amounts	328.7
Amount	$ 330.3